FI - Fair value, unfunded commitments, term of redemption conditions (Details 11) - CHF (SFr) SFr in Millions	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 1,203	SFr 1,967
Redeemable	2,246	1,907
Total fair value	3,449	3,874
Unfunded commitments	388	450
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	334	464
Redeemable attributable to non-controlling interest	231	9
Unfunded commitments attributable to non-controlling interest	SFr 88	176
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 65	81
Redeemable	1,280	1,600
Total fair value	1,345	1,681
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	2
Redeemable	0	0
Total fair value	0	2
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	65	79
Redeemable	1,281	1,606
Total fair value	1,346	1,685
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	58.00%	40.00%
Percentage of investment subject to monthly redemption	23.00%	23.00%
Percentage of investment subject to quarterly redemption	17.00%	6.00%
Percentage of investment subject to annual redemption	2.00%	31.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 0	SFr 0
Redeemable	(1)	(6)
Total fair value	(1)	(6)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,138	1,886
Redeemable	966	307
Total fair value	2,104	2,193
Unfunded commitments	388	450
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	217	184
Redeemable	329	111
Total fair value	546	295
Unfunded commitments	SFr 0	SFr 1
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	5.00%	5.00%
Percentage of investment subject to monthly redemption	26.00%	3.00%
Percentage of investment subject to quarterly redemption	68.00%	87.00%
Percentage of investment subject to annual redemption	1.00%	5.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 574	SFr 1,042
Redeemable	0	0
Total fair value	574	1,042
Unfunded commitments	170	349
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	347	660
Redeemable	637	196
Total fair value	984	856
Unfunded commitments	218	100
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	215	184
Redeemable	77	76
Total fair value	292	260
Unfunded commitments	0	1
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	5	11
Redeemable	0	0
Total fair value	5	11
Unfunded commitments	20	17
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	0
Redeemable	51	0
Total fair value	53	0
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	240	437
Redeemable	0	0
Total fair value	240	437
Unfunded commitments	42	115
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	212	282
Redeemable	0	0
Total fair value	212	282
Unfunded commitments	50	76
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	201	35
Total fair value	201	35
Unfunded commitments	0	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	117	312
Redeemable	0	0
Total fair value	117	312
Unfunded commitments	58	141
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,195	1,958
Redeemable	2,246	1,907
Total fair value	3,441	3,865
Unfunded commitments	387	449
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	334	464
Redeemable attributable to non-controlling interest	231	9
Unfunded commitments attributable to non-controlling interest	88	176
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	65	81
Redeemable	1,280	1,600
Total fair value	1,345	1,681
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	2
Redeemable	0	0
Total fair value	0	2
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	65	79
Redeemable	1,281	1,606
Total fair value	1,346	1,685
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	58.00%	40.00%
Percentage of investment subject to monthly redemption	23.00%	23.00%
Percentage of investment subject to quarterly redemption	17.00%	6.00%
Percentage of investment subject to annual redemption	2.00%	31.00%
Bank | Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 0	SFr 0
Redeemable	(1)	(6)
Total fair value	(1)	(6)
Unfunded commitments	0	0
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,130	1,877
Redeemable	966	307
Total fair value	2,096	2,184
Unfunded commitments	387	449
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	217	184
Redeemable	329	111
Total fair value	546	295
Unfunded commitments	SFr 0	SFr 1
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	5.00%	5.00%
Percentage of investment subject to monthly redemption	26.00%	3.00%
Percentage of investment subject to quarterly redemption	68.00%	87.00%
Percentage of investment subject to annual redemption	1.00%	5.00%
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 565	SFr 1,033
Redeemable	0	0
Total fair value	565	1,033
Unfunded commitments	169	348
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	348	660
Redeemable	637	196
Total fair value	985	856
Unfunded commitments	218	100
Bank | Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	215	184
Redeemable	77	76
Total fair value	292	260
Unfunded commitments	0	1
Bank | Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	5	11
Redeemable	0	0
Total fair value	5	11
Unfunded commitments	20	17
Bank | Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	0
Redeemable	51	0
Total fair value	53	0
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	232	428
Redeemable	0	0
Total fair value	232	428
Unfunded commitments	41	114
Bank | Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	212	282
Redeemable	0	0
Total fair value	212	282
Unfunded commitments	50	76
Bank | Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	201	35
Total fair value	201	35
Unfunded commitments	0	0
Bank | Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	116	312
Redeemable	0	0
Total fair value	116	312
Unfunded commitments	SFr 58	SFr 141